Risk Management	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
RISK MANAGEMENT	RISK MANAGEMENT
36.1Accounting policies
Operating activities expose the Company and its subsidiaries to the following financial risks: (i) market risk, related to interest rate, fuel price and exchange rate, (ii) credit risk and (iii) liquidity risk.
The risks are monitored by the Company’s management and can be mitigated through the use of swaps, terms and options.
All activities with derivative financial instruments for risk management are carried out by specialists with experience and adequate supervision. It is the Company's policy not to operate transactions for speculative purposes.
36.2Fair value hierarchy of financial instruments
The following hierarchy is used to determine the fair value of financial instruments:
Level 1: quoted prices, without adjustment, in active markets for identical assets and liabilities;
Level 2: other techniques for which all inputs that have a significant effect on the fair value recorded are directly or indirectly observable; and
Level 3: techniques that use data that have a significant effect on the fair value recorded that are not based on observable market data.
The fair value hierarchy of the Company's consolidated financial instruments, as well as the comparison between book value fair value, are identified below:

			Carrying amount		Fair value
			December 31,		December 31,
Description	Note	Level	2024	2023	2024	2023

Assets
Long-term investments – TAP Bond	7	2	1,004,505	780,312	1,004,505	780,312
Derivative financial instruments	24	2	—	21,909	—	21,909

Liabilities
Loans and financing	19	—	(14,981,417)	(9,698,912)	(13,949,702)	(9,796,608)
Convertible debt instruments – conversion right	21	2	(51,740)	(488,775)	(51,740)	(488,775)
Derivative financial instruments	24	2	(65,375)	(69,745)	(65,375)	(69,745)
Financial instruments whose fair value approximates their carrying value, based on established conditions, mainly due to the short maturity period, were not disclosed.
36.3Market risks
36.3.1 Interest rate risk
36.3.1.1 Sensitivity analysis
As of December 31, 2024, the Company held assets and liabilities linked to different types of interest rates. In the sensitivity analysis of non-derivative financial instruments, the impact was considered only on positions with values exposed to such fluctuations:

	Consolidated
	Exposure to CDI		Exposure to SOFR
Description	Rate (p.a.)	December 31, 2024	Weighted rate (p.a.)	December 31, 2024

Exposed assets (liabilities), net	12.2%	(430,428)	4.4%	(2,233,707)

Effect on profit or loss
Interest rate devaluation by -10%	10.9%	6,101	4.0%	10,016
Interest rate devaluation by -25%	9.1%	15,253	3.3%	25,041
Interest rate appreciation by 10%	13.4%	(6,101)	4.8%	(10,016)
Interest rate appreciation by 25%	15.2%	(15,253)	5.5%	(25,041)
36.3.2 Aircraft fuel price risk (“QAV”)
The price of fuel may vary depending on the volatility of the price of crude oil and its derivatives. To mitigate losses linked to variations in the fuel market, the Company had, as of December 31, 2024, forward transactions on fuel (note 24).
36.3.2.1 Sensitivity analysis
The following table demonstrates the sensitivity analysis of the price fluctuation of QAV liter:

	Exposure to price
Description	Average price per liter (in reais)	December 31, 2024

Aircraft fuel	4.4	(5,583,503)

Effect on profit or loss
Devaluation by -10%	4.0	558,350
Devaluation by -25%	3.3	1,395,876
Appreciation by 10%	4.8	(558,350)
Appreciation by 25%	5.5	(1,395,876)
37.3.3 Foreign exchange risk
The foreign exchange risk arises from the possibility of unfavorable exchange differences to which the Company's cash flows are exposed.
The equity exposure to the main variations in exchange rates is shown below:

	Exposure to US$		Exposure to €
	December 31,		December 31,
Description	2024	2023	2024	2023

Assets
Cash and cash equivalents	76,267	82,975	6,420	4,092
Long-term investments	—	—	1,004,505	780,312
Accounts receivable	687,396	115,024	2,927	2,876
Aircraft sublease	—	30,802	—	—
Deposits	3,257,360	2,196,474	11,581	—
Other assets	72,360	26,207	5,535	—
Total assets	4,093,383	2,451,482	1,030,968	787,280

Liabilities
Loans and financing	(13,720,427)	(8,889,048)	—	—
Leases	(21,250,461)	(14,043,101)	—	—
Convertible debt instruments	(1,182,368)	(1,201,610)	—	—
Accounts payable	(3,356,243)	(2,040,546)	—	—
Airport taxes and fees	(3,373)	(21,994)	—	—
Provisions (a)	(3,947,439)	(2,573,170)	—	—
Other liabilities (a)	(31,055)	(108,687)	(15)	—
Total liabilities	(43,491,366)	(28,878,156)	(15)	—
Net exposure	(39,397,983)	(26,426,674)	1,030,953	787,280
Net exposure in foreign currency	(6,362,415)	(5,458,590)	160,178	147,111

(a)Such balances refer to the “Provisions and other liabilities” line disclosed on December 31, 2023.
36.3.3.1 Sensitivity analysis

	Exposure to US$		Exposure to €
Description	Closing rate	December 31, 2024	Closing rate	December 31, 2024

Exposed assets (liabilities), net	6.2	(39,397,983)	6.4	1,030,953

Effect on profit or loss
Foreign currency devaluation by -10%	5.6	3,939,798	5.6	(103,095)
Foreign currency devaluation by -25%	4.6	9,849,496	4.8	(257,738)
Foreign currency appreciation by 10%	6.8	(3,939,798)	7.1	103,095
Foreign currency appreciation by 25%	7.7	(9,849,496)	8.0	257,738
36.4Credit risk
Credit risk is inherent to the Company's operating and financial activities, mainly disclosed in cash and cash equivalents, long-term investments, accounts receivable, security deposits and maintenance reserves. The TAP Bond is guaranteed by intellectual property rights and credits related to the TAP mileage program.
Credit limits are established for all customers based on internal classification criteria and the carrying amounts represent the maximum credit risk exposure. Outstanding receivables from customers are frequently monitored by the Company and, when necessary, allowances for expected credit losses are recognized.
Derivative financial instruments are contracted on the over the counter (OTC) market with counterparties that maintain a relationship and can be contracted on commodity and futures exchanges (B3 and NYMEX), which mitigate and contribute to credit risk.
The Company assesses the risks of counterparties in financial instruments and diversifies exposure periodically.
36.5Liquidity risk
The maturity schedules of the Company’s consolidated financial liabilities as of December 31, 2024 are as follows:

	December 31, 2024
Description	Carrying amount	Contractual cash flows	Until 1 year	From 2 to 5 years	After 5 years

Loans and financing	14,981,417	21,073,217	3,660,524	13,601,921	3,810,772
Leases	21,378,847	34,718,185	6,667,939	20,479,710	7,570,536
Convertible debt instruments	1,182,368	2,006,333	374,555	1,631,778	—
Accounts payable	5,309,621	5,666,072	4,252,796	869,788	543,488
Airport taxes and fees	1,377,419	1,395,699	586,659	369,287	439,753
	44,229,672	64,859,506	15,542,473	36,952,484	12,364,549
36.6Capital management
The Company seeks capital alternatives in order to satisfy its operational needs, aiming for a capital structure that it considers adequate for the financial costs and the maturity terms of the funding and its guarantees. The Company’s Management continually monitors its net debt.